REPORTABLE BUSINESS SEGMENTS - (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Operating segments:
Sales	$ 650,691	$ 627,016	$ 1,964,132	$ 2,050,973
Cost of goods sold	434,261	446,571	1,585,921	1,380,680
Gross margin	216,430	180,445	378,211	670,293
Depreciation and amortization	10,672	5,346	19,828	18,298
Administrative expense	32,473	30,408	99,424	112,507
Selling and marketing	43,570	42,269	128,029	137,140
Other operating expenses	9,284	4,893	21,421	32,617
Segment profit (loss)	120,431	97,529	109,509	369,731
Finance costs	(14,271)	(17,677)	(39,079)	(69,274)
Restructuring Costs				(7,118)
Gain on September 2020 Recapitalization transaction, net		1,026		51,367
Unrealized gain (loss) on derivative instruments and other	(274,841)	(71,558)	304,811	(79,177)
Realized gain (loss) on derivative instruments	78,575	(56,905)	144,921	(276,808)
Other expenses, net	154	(1,431)	(392)	(4,488)
Realized gain (loss) on investment	(10,273)		18,727
Reorganization costs	(40,984)		(79,570)
Provision for income taxes	1,978	(3,311)	3,190	(4,618)
PROFIT (LOSS) FROM CONTINUING OPERATIONS	(139,231)	(52,327)	462,117	(20,385)
Loss after tax from discontinued operations		4,788		630
PROFIT (LOSS) FOR THE PERIOD	(139,231)	(47,539)	462,117	(19,755)
Capital expenditures			8,795	7,972
Total goodwill	163,954	264,651	163,954	264,651	$ 163,770
Operating segments | Mass Market
Operating segments:
Sales	350,061	342,092	1,066,539	1,152,095
Cost of goods sold	171,487	215,702	766,308	685,859
Gross margin	178,574	126,390	300,231	466,236
Depreciation and amortization	9,592	4,470	17,113	15,608
Administrative expense	10,206	8,561	29,707	26,747
Selling and marketing	29,578	25,538	83,877	82,760
Other operating expenses	9,782	3,699	20,815	24,767
Segment profit (loss)	119,416	84,122	148,719	316,354
Capital expenditures			7,893	7,163
Total goodwill	163,954	167,997	163,954	167,997
Operating segments | Commercial
Operating segments:
Sales	300,630	284,924	897,593	898,878
Cost of goods sold	262,774	230,869	819,613	694,821
Gross margin	37,856	54,055	77,980	204,057
Depreciation and amortization	1,080	876	2,715	2,690
Administrative expense	3,624	3,458	10,724	12,894
Selling and marketing	13,992	16,731	44,152	54,380
Other operating expenses	(498)	1,194	606	7,850
Segment profit (loss)	19,658	31,796	19,783	126,243
Capital expenditures			902	809
Total goodwill		96,654		96,654
Operating segments | Corporate and shared services
Operating segments:
Administrative expense		(18,389)	58,993	72,866
Segment profit (loss)	18,643	$ (18,389)	$ (58,993)	$ (72,866)
Elimination of intersegment amounts | Corporate and shared services
Operating segments:
Administrative expense	$ (18,643)